North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 4.1%
	CONSUMER DISCRETIONARY - 0.6%
1,739	The Home Depot, Inc.	$461,687

	CONSUMER STAPLES - 0.2%
2,966	The Coca-Cola Co.	140,114

	ENERGY - 0.2%
2,327	Valero Energy Corp.	130,847

	FINANCIALS - 0.8%
434	BlackRock, Inc.	249,554
14,000	Truist Financial Corp.*	352,800
		602,354
	HEALTH CARE - 0.9%
3,003	AbbVie Inc.	285,015
1,449	Eli Lilly and Co.	217,770
1,241	Johnson & Johnson	180,888
		683,673
	INDUSTRIALS - 0.5%
453	Lockheed Martin Corp.	171,674
1,827	Waste Management, Inc.	200,239
		371,913
	INFORMATION TECHNOLOGY - 0.6%
505	Mastercard Inc. - Class A	155,807
1,369	Microsoft Corp.	280,659
		436,466
	UTILITIES - 0.3%
2,148	Eversource Energy	193,471

	TOTAL COMMON STOCKS
	(Cost $2,771036)	3,020,525

	EXCHANGE TRADED FUND - 1.0%
17,735	VanEck Vectors Gold Miners ETF	761,541
	TOTAL EXCHANGE TRADED FUND
	(Cost $537,137)	761,541

	PREFERRED STOCKS - 17.0%
	COMMUNICATION SERVICES - 1.0%
	AT&T, Inc.
29,100	4.75%	729,828

	CONSUMER STAPLES - 0.1%
	CHS, Inc.
1,000	7.100%, (3 Month LIBOR USD + 4.298%) [4]	25,200
2,000	7.50%	54,540
		79,740
	FINANCIALS - 13.1%
	Affiliated Managers Group, Inc.
2,000	5.875%, 3/30/2059	55,640
	The Allstate Corp.
29,600	5.100%	798,608
1,500	5.625%	41,970
	American Financial Group, Inc.*
22,795	5.625%, 6/1/2060	605,207
	American International Group, Inc.
23,000	5.850%	633,420
	Bank of America Corp.
11,000	6.000%	300,190
	The Charles Schwab Corp.
15,000	5.950%	398,250
2,000	6.000%	51,520
	Citigroup, Inc.
12,000	6.300%	309,480
1,500	6.875%, (3 Month LIBOR USD + 4.130%) [4]	42,000
	Fifth Third Bancorp
23,000	6.625%, (3 Month LIBOR USD + 3.710%) [4]	630,890
	The Goldman Sachs Group, Inc.
30,000	4.000%, (3 Month LIBOR USD + 0.670%)	688,800
	The Hartford Financial Services Group, Inc.
22,736	7.875%, (3 Month LIBOR USD + 5.596%), 4/15/2042[4]	650,022
	Huntington Bancshares Inc.
13,000	6.250%	332,020
	JPMorgan Chase & Co.
23,500	6.00%	667,165
	KeyCorp
16,500	5.625%	452,265
2,000	6.125%, (3 Month LIBOR USD + 3.892%)[4]	56,340
	MetLife, Inc.
23,000	4.750%	591,100
	Morgan Stanley
25,000	4.875%	656,750
1,500	7.125%, (3 Month LIBOR USD + 4.320%)[4]	43,125
	Northern Trust Corp.
30,900	4.700%	837,081
	PNC Financial Services Group, Inc. (3 Month LIBOR USD + 4.067%)[4]
22,000	6.125%	597,080
	U.S. Bancorp
1,000	6.500%, (3 Month LIBOR USD + 4.468%)[4]	26,720
	Wells Fargo & Co.
2,000	5.500%	51,000
2,000	6.000%	51,200
		9,567,843
	UTILITIES - 2.8%
	CMS Energy Corp.
1,856	5.875%, 10/15/2078	50,613
26,425	5.875%, 3/1/2079	728,802
	DTE Energy Co.
22,000	6.000%, 12/15/2076	586,080
	Duke Energy Corp.
24,900	5.625%, 9/15/2078	696,204
		2,061,699
	TOTAL PREFERRED STOCKS
	(Cost $11,357,101)	12,439,110

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
24,531	AGNC Investment Corp.	333,622
1,460	American Tower Corp.	381,629
38,914	Chimera Investment Corp.	349,837
2,270	Crown Castle International Corp.	378,409
2,486	Digital Realty Trust, Inc.	399,103
5,322	Prologis, Inc.	561,045
22,000	Public Storage	627,220
	TOTAL REITS
	(Cost $2,574,698)	3,030,865

Principal Amount
	ASSET BACKED SECURITIES - 11.8%
	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
$ 375,000	0.442% (1 Month LIBOR USD + 0.270%), 03/25/2036	361,089
	Bear Stearns Asset Backed Securities I Trust 2005-TC2
316,564	1.252% (1 Month LIBOR USD + 1.080%), 08/25/2035	316,027
	Capital One Multi-Asset Execution Trust
273,000	2.290%, 07/15/2025	284,479
	CarMax Auto Owner Trust
500,000	3.270%, 03/15/2024	522,842
	Carmax Auto Owner Trust 2018-4
277,000	3.360%, 09/15/2023	285,559
	Citigroup Mortgage Loan Trust 2006-HE1
291,669	0.712% (1 Month LIBOR USD + 0.540%), 01/25/2036	291,124
	GM Financial Consumer Automobile Receivables Trust 2020-1
360,000	1.840%, 09/16/2024	369,025
	GSAA Home Equity Trust 2005-6
300,000	0.602% (1 Month LIBOR USD + 0.430%), 06/25/2035	297,212
	Harley-Davidson Motorcycle Trust 2019-A
350,000	2.340%, 02/15/2024	357,613
	Mill City Mortgage Loan Trust 2018-2
513,292	3.500%, 05/25/2058[3,4]	537,287
	Newcastle Mortgage Securities Trust 2006-1
283,485	0.542% (1 Month LIBOR USD + 0.370%), 03/25/2036	282,727
	Nissan Auto Receivables 2019-B Owner Trust
200,000	2.500%, 11/15/2023	206,119
	OASIS 2020-2 LLC
614,991	4.262%, 05/15/2032[3]	616,520
	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ2
268,147	0.862% (1 Month LIBOR USD + 0.690%), 05/25/2035	267,394
	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1
670,000	0.602% (1 Month LIBOR USD + 0.430%), 02/25/2036	655,358
	Synchrony Credit Card Master Note Trust
360,000	2.620%, 10/15/2025	372,776
	Towd Point Mortgage Trust 2015-2
253,827	2.500%, 11/25/2060[3,4]	256,284
	Towd Point Mortgage Trust 2016-1
512,040	3.500%, 02/25/2055[3,4]	522,319
	Towd Point Mortgage Trust 2017-3
467,957	2.750%, 06/25/2057[3,4]	482,127
	Towd Point Mortgage Trust 2017-6
278,476	2.750%, 10/25/20573.4	289,792
	Towd Point Mortgage Trust 2018-3
756,454	3.750%, 05/25/2058[3,4]	821,366
	Toyota Auto Receivables 2020-A Owner Trust
250,000	1.660%, 05/15/2024	256,213
	TOTAL ASSET BACKED SECURITIES
	(Cost $8,283,774)	8,651,252

	CORPORATE BONDS - 34.7%
	COMMUNICATION SERVICES - 2.4%
	Comcast Corp.
500,000	3.300%, 04/01/2027	572,266
	Verizon Communications, Inc.
400,000	4.862%, 08/21/2046	573,773
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,4]	620,035
		1,766,074
	CONSUMER DISCRETIONARY - 3.1%
	Lennar Corp.
400,000	5.250%, 06/01/2026	449,424
	Lowe's Co., Inc.
450,000	5.125%, 04/15/2050	657,430
	McDonald's Corp.
400,000	2.125%, 03/01/2030	420,795
	Starbucks Corp.
100,000	3.500%, 03/01/2028	115,111
	Toyota Motor Credit Corp.
600,000	2.900%, 03/30/2023	637,252
		2,280,012
	CONSUMER STAPLES - 2.5%
	Keurig Dr Pepper, Inc.
550,000	3.200%, 05/01/2030	625,620
	The Kroger Co.
150,000	3.700%, 08/01/2027	175,064
	The Procter & Gamble Co.
450,000	2.800%, 03/25/2027	509,507
	Walmart, Inc.
400,000	4.050%, 06/29/2048	558,919
		1,869,110
	ENERGY - 2.1%
	BP Capital Markets PLC
1,000,000	4.375% (5 Year CMT Rate + 4.036%), 09/22/2025[1,4]	1,053,700
	Enbridge, Inc.
500,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,4]	510,674
		1,564,374
	FINANCIALS - 13.8%
	Aflac, Inc.
500,000	3.600%, 04/01/2030	597,462
	Bank of America Corp.
150,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025 [4]	167,934
	Bank of Montreal
700,000	4.800% (5 Year CMT Rate + 2.979%), 08/25/2168[1,4]	709,314
	The Bank of New York Mellon Corp.
760,000	3.726% (3 Month LIBOR USD + 3.420%), 12/29/2049	747,123
600,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[4]	651,168
	BlackRock, Inc.
500,000	2.400%, 04/30/2030	558,358
	The Charles Schwab Corp.
240,000	7.000% (3 Month LIBOR USD + 4.820%), 02/28/2049[4]	255,674
	Citigroup, Inc.
420,000	6.250% (3 Month LIBOR USD + 4.517%), 12/29/2049[4]	465,501
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[4]	1,020,000
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[4]	133,517
	Huntington Bancshares Inc.
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[4]	553,115
	JPMorgan Chase & Co.
300,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[4]	332,603
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[4]	347,976
	MetLife, Inc.
100,000	3.888% (3 Month LIBOR USD + 3.575%), 12/29/2049[4]	96,813
100,000	6.400%, 12/15/2066	124,205
	Morgan Stanley
500,000	4.085% (3 Month LIBOR USD + 3.810%), 12/29/2049[4]	484,034
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[4]	258,334
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[4]	533,750
	State Street Corp.
750,000	5.250% (3 Month LIBOR USD + 3.597%), 12/29/2049[4]	747,166
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[4]	1,087,500
	Wells Fargo & Co.
200,000	5.875% (3 Month LIBOR USD + 3.990%), 12/31/2049[4]	216,592
		10,088,139
	HEALTH CARE - 1.7%
	Bristol-Myers Squibb Co.
375,000	3.875%, 08/15/2025	432,631
	CVS Health Corp.
100,000	4.000%, 12/05/2023	110,329
500,000	3.625%, 04/01/2027	573,121
	Thermo Fisher Scientific, Inc.
90,000	4.150%, 02/01/2024	100,420
		1,216,501
	INDUSTRIALS - 2.5%
	Delta Air Lines, Inc.
125,000	4.375%, 04/19/2028	107,685
	General Dynamics Corp.
500,000	3.750%, 05/15/2028	598,088
	John Deere Capital Corp.
500,000	3.050%, 01/06/2028	567,627
	Kansas City Southern
400,000	2.875%, 11/15/2029	439,631
	Transcanada Trust
100,000	5.500% (3 Month LIBOR USD + 4.154%), 09/15/2079[1,4]	104,697
		1,817,728
	INFORMATION TECHNOLOGY - 1.6%
	International Business Machines Corp.
500,000	3.500%, 05/15/2029	588,442
	Mastercard, Inc.
450,000	3.850%, 03/26/2050	602,505
		1,190,947
	MATERIALS - 1.7%
	Avery Dennison Corp.
500,000	2.650%, 04/30/2030	532,503
	Nucor Corp.
650,000	2.000%, 06/01/2025	685,540
		1,218,043
	UTILITIES - 3.3%
	Dominion Energy, Inc.
150,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[4]	158,994
	Emera, Inc.
350,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,4]	389,636
	Public Service Electric & Gas Co.
565,000	2.250%, 09/15/2026	612,308
	The Southern Co.
650,000	5.500% (3 Month LIBOR USD + 3.630%), 03/15/2057[4]	668,388
	Xcel Energy, Inc.
500,000	3.400%, 06/01/2030	589,703
		2,419,029
	TOTAL CORPORATE BONDS
	(Cost $23,897,082)	25,429,957

	FOREIGN GOVERNMENT NOTES/BONDS - 3.3%
	Australia Government Bond
1,225,000	2.500%, 05/21/2030[1]	1,013,916
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	644,096
	Republic of Poland Government Bond
2,500,000	2.500%, 07/25/2026[1]	731,986
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $1,347,980)	2,389,998

	MORTGAGE BACKED SECURITIES - 17.3%
	Banc of America Commercial Mortgage Trust 2015-UBS7
510,000	3.705%, 09/17/2048	565,602
	Bear Stearns ALT-A Trust 2004-4
498,651	0.772% (1 Month LIBOR USD + 0.600%), 06/25/2034	498,833
	Citigroup Commercial Mortgage Trust 2016-P5
490,000	2.941%, 10/13/2049	532,202
	Comm 2014-UBS2 Mortgage Trust
270,000	3.961%, 03/10/2047	294,699
	Fannie Mae-Aces
16,736,862	0.639%, 05/25/2022[5]	137,917
3,763,630	1.284%, 03/26/2029[5]	350,709
	Freddie Mac Multifamily Structured Pass Through Certificates
333,918	2.197%, 11/25/2023	346,849
2,074,000	1.868%, 04/25/2030[5]	337,176
2,700,000	1.916%, 04/25/2030[5]	422,662
2,199,862	1.513%, 02/25/2035[5]	359,039
	FREMF 2012-K17 Mortgage Trust
346,000	4.319%, 12/25/2044[3,5]	359,107
	FREMF 2012-K21 Mortgage Trust
285,000	3.935%, 07/25/2045[3,5]	298,456
	FREMF 2012-K23 Mortgage Trust
600,000	3.656%, 10/25/2045[3,5]	627,122
	FREMF 2013-K29 Mortgage Trust
175,000	3.476%, 05/25/2046[3,5]	181,313
	FREMF 2013-K33 Mortgage Trust
206,000	3.498%, 08/25/2046[3,5]	218,274
	FREMF 2013-K35 Mortgage Trust
615,000	3.939%, 12/25/2046[3,5]	663,171
	FREMF 2014-K40 Mortgage Trust
625,000	4.209%, 11/25/2047[3,5]	690,620
	FREMF 2014-K41 Mortgage Trust
635,000	3.963%, 11/25/2047[3,5]	699,616
	FREMF 2016-K59 Mortgage Trust
65,099,750	0.100%, 11/25/2049[3]	328,083
	Government National Mortgage Association
4,230,485	0.928%, 12/16/2056[5]	253,319
4,991,300	0.718%, 11/16/2060[5]	379,232
	GS Mortgage Securities Corp II
550,478	2.564%, 02/12/2046	557,752
	GS Mortgage Securities Trust 2014-GC20
265,000	3.998%, 04/12/2047	288,426
	HomeBanc Mortgage Trust 2005-4
551,839	0.442% (1 Month LIBOR USD + 0.270%), 10/25/2035	549,006
	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
500,000	2.918%, 02/16/2046	517,191
	MortgageIT Trust 2005-5
224,019	0.692% (1 Month LIBOR USD + 0.520%), 12/25/2035	215,514
	New Residential Mortgage Loan Trust 2016-3
188,153	3.250%, 09/25/2056[3,5]	199,447
	New Residential Mortgage Loan Trust 2017-3
535,537	4.000%, 04/25/2057[3,5]	579,645
	New Residential Mortgage Loan Trust 2017-6
227,144	4.000%, 08/25/2057[3,5]	245,385
	New Residential Mortgage Loan Trust 2018-1
198,368	4.000%, 12/25/2057[3,5]	213,839
	UBS-Barclays Commercial Mortgage Trust 2012-C3
716,656	3.091%, 08/12/2049	742,537
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $12,262,514)	12,652,743

	U.S. GOVERNMENT NOTES/BONDS - 0.6%
	United States Treasury Note/Bond
265,000	1.625%, 12/31/2021	270,621
175,000	1.750%, 06/15/2022	180,363
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $450,321)	450,984

	SHORT TERM INVESTMENT - 7.3%
5,332,238	First American US Treasury Money Market Fund - Class X, 0.00%[2]	5,332,238
	TOTAL SHORT TERM INVESTMENT
	(Cost $5,332,238)	5,332,238

	TOTAL INVESTMENTS - 101.2%
	(Cost $68,813,881)	74,159,213
	Liabilities in Excess of Other Assets - (1.2)%	(857,646)
	TOTAL NET ASSETS - 100.0%	$73,301,567

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2020, the value of these securities total $8,829,773, which represents 12.05% of total net assets.

[4]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of July 31, 2020.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of July 31, 2020.

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:
Cost of investments	$68,813,881
Gross unrealized appreciation	5,490,245
Gross unrealized depreciation	(144,913)
Net unrealized appreciation on investments	$5,345,332

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	0.9%
Financials	0.8%
Consumer Discretionary	0.6%
Information Technology	0.6%
Industrials	0.5%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.2%
Total Common Stocks	4.1%
Exchange Traded Fund	1.0%
Preferred Stocks
Financials	13.1%
Utilities	2.8%
Communication Services	1.0%
Consumer Staples	0.1%
Total Preferred Stocks	17.0%
REITs	4.1%
Asset Backed Securities	11.8%
Corporate Bonds
Financials	13.8%
Utilities	3.3%
Consumer Discretionary	3.1%
Consumer Staples	2.5%
Industrials	2.5%
Communication Services	2.4%
Energy	2.1%
Materials	1.7%
Health Care	1.7%
Information Technology	1.6%
Total Corporate Bonds	34.7%
Foreign Govermnent Notes/Bonds	3.3%
Mortgage Backed Securites	17.3%
U.S. Govermnent Notes/Bonds	0.6%
Short Term Investment	7.3%
Total Invesments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks [1]	$3,020,525	$-	$-	$3,020,525
Exchange Traded Fund [1]	761,541	-	-	761,541
Preferred Stocks [1]	12,439,110	-	-	12,439,110
REITs [1]	3,030,865	-	-	3,030,865
Asset Backed Securities	-	8,651,252	-	8,651,252
Corporate Bonds	-	25,429,957	-	25,429,957
Foreign Govermnent Notes/Bonds	-	2,389,998	-	2,389,998
Mortgage Backed Securities	-	12,652,743	-	12,652,743
U.S. Govermnent Notes/Bonds	-	450,984	-	450,984
Short-Term Investment	5,332,238	-	-	5,332,238
Total Investments	$24,584,279	$49,574,934	$-	$74,159,213

[1]	All preferred stocks, common stocks, REITs, and the Exchange Tradede Fund held in the Fund are Level 1 securities.
For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.